Financial Instruments and Financial Risk Management - Additional Information (Details) - EUR (€)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2023
Disclosure of fair value measurement [abstract]
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period		€ 0	€ 0
Transfers out of level 2 into level 1 of fair value hierarchy, liabilities held at end of reporting period		€ 0	€ 0
Reclassified the cash flow hedge reserve of a cumulative loss	€ 300,000